Loans Held for Investment	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans Held for Investment

Note 3 – Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(dollars in thousands)
Commercial
Commercial	$55,752	$52,311
Real estate - commercial	109,752	101,198
Other real estate construction loans	26,718	17,692
Noncommercial
Real estate 1-4 family construction	5,625	5,629
Real estate - residential	81,700	83,379
Home equity	50,815	49,420
Consumer loans	9,711	8,982
Other loans	1,687	1,481
	341,760	320,092
Less:
Allowance for loan losses	(2,707)	(2,884)
Deferred loan costs, net	69	40
Loans held for investment, net	$339,122	$317,248

Although the subsidiary bank loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential and construction mortgage loans and home equity loans, which represent 40.42% of total loans. Additionally, there is concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings, equipment, and general commercial loans that represent 56.24% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $6.1 million and $5.5 million at December 31, 2016 and 2015, respectively. There were no loans 90 days past due and still accruing at December 31, 2016 or at December 31, 2015.

Restructured loans at December 31, 2016 totaled $4.6 million and are included in the impaired loan total, compared to $4.7 million which were included in impaired loans at December 31, 2015. The carrying value of foreclosed properties held as other real estate was $4.2 million and $5.0 million at December 31, 2016 and 2015, respectively. The Company had $1.3 million in foreclosed residential real estate and $680,000 of residential real estate in process of foreclosure at December 31, 2016.

The Company had loans of $160.8 million and $135.9 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2016 and 2015, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.